Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended		5 Months Ended	10 Months Ended
	Aug. 19, 2020	Feb. 20, 2020	Mar. 31, 2021	Oct. 22, 2020	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Offering and formation costs	$ 25,000
Shares issued (in Shares)						107,250			132,000
Administrative service expense				$ 10,000
Payments for fees									$ 195,378
Accrued expenses						$ 30,000
Transferred shares (in Shares)					30,000
Working capital loans						$ 150,000			0
Finance the business combination loan amount		$ 15,000,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares forfeited (in Shares)					375,000
Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs	$ 25,000
Shares issued (in Shares)					30,000
Administrative service expense				$ 10,000
Payments for fees								$ 20,000	120,000
Accrued expenses								$ 20,000	140,000
Finance the business combination loan amount									$ 9,100,000
Helix Acquisition Corp.[Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares forfeited (in Shares)					375,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transaction, Terms and Manner of Settlement	3,593,750
Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)						2,875,000		2,875,000	2,875,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 12
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)						3,849,355		430,000	430,000
Share price (in Dollars per share)									$ 12
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Description of business combination						Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into shares at a price of $10.00 per share. Such shares would be identical to the Private Placement Shares.
Business Combination [Member] | Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Description of business combination									Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into shares at a price of $10.00 per share. Such shares would be identical to the Private Placement Shares.
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)							2,875,000
Founder Shares [Member] | Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)	3,593,750		2,875,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)							718,750
Sponsor [Member] | Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Related Party Transactions (Details) [Line Items]
Transferred shares (in Shares)			718,750